Lease - Summary of Changes in Lease Liabilities (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure - Changes in lease liabilities [Abstract]
Beginning balance		₩ 4,410,503	₩ 4,621,096
Increase		109,019	73,090
Decrease		(654,236)	(665,687)
Interest expenses		91,590	93,651
Others	[1]	206,267	288,353
Ending balance		₩ 4,163,143	₩ 4,410,503

[1]	Including translation effect of foreign currency lease liabilities and others.